NOTE PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Note Payable Tables
Notes payable

Notes payable are as follows:

	March 31,	December 31,
	2015	2014
Unsecured promissory demand note dated May 7, 2012, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	5,000	5,000

Promissory note dated July 25, 2014, issued to an accredited investor, maturing July 24, 2015, bearing interest at a rate of 12% per annum. Principal and interest may be converted into common stock based on the average trading price of the ten days prior to maturity at the holder’s option.	150,000	150,000

Unsecured promissory demand notes, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into common stock at $0.75 per share.	109,306	109,306

5% Original issue discount senior secured convertible promissory note dated March 5, 2014, issued to accredited investors, maturing September 5, 2015, bearing interest at a rate of 12% per annum. The fixed conversion price in effect was set at 90% of the 20-day VWAP of our common stock on February 5, 2014, or $0.30753 per share.	38,377	248,902

5% Original issue discount senior secured convertible promissory note dated May 5, 2014, issued to accredited investors, maturing November 5, 2015, bearing interest at a rate of 12% per annum. The fixed conversion price in effect was set at 90% of the 20-day VWAP of our common stock on February 5, 2014, or $0.30753 per share.	337,719	482,456

5% Original issue discount senior secured convertible promissory note dated June 5, 2014, issued to accredited investors, maturing December 5, 2015, bearing interest at a rate of 12% per annum. The fixed conversion price in effect was set at 90% of the 20-day VWAP of our common stock on February 5, 2014, or $0.30753 per share.	-	146,197

5% Original issue discount senior secured convertible promissory note dated July 1, 2014, issued to accredited investors, maturing January 5, 2016, bearing interest at a rate of 12% per annum. The fixed conversion price in effect was set at 90% of the 20-day VWAP of our common stock on February 5, 2014, or $0.30753 per share.	-	578,947

5% Original issue discount senior secured convertible promissory note dated July 31, 2014, issued to accredited investors, maturing February 1, 2016, bearing interest at a rate of 12% per annum. The fixed conversion price in effect was set at 90% of the 20-day VWAP of our common stock on February 5, 2014, or $0.30753 per share.	2,189,067	2,894,739

Convertible promissory note dated February 27, 2015, issued to accredited investors, maturing August 27, 2016, bearing interest at a rate of 12% per annum. The conversion price in effect is $0.1677, subject to adjustment.	88,126	-

Total Debt	2,917,595	4,615,547

Less short-term portion	2,829,469	4,615,547

Long-term portion	$88,126	$-

	December 31,	December 31,
	2014	2013

Unsecured promissory demand note dated May 7, 2012, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into Common Stock at $0.75 per share.	5,000	5,000

Promissory note dated July 26, 2013, issued to an accredited investor, maturing July 15, 2014, bearing interest at a rate of 12% per annum. Principal and interest may be converted into Common Stock based on the average trading price of the ten days prior to maturity at the holders’ option.	150,000	150,000

Unsecured promissory demand notes, issued to an accredited investor, bearing interest at a rate of 4% per annum. Holder may elect to convert into Common Stock at $0.75 per share.	109,306	109,306

Unsecured promissory demand note, issued to an accredited investor, bearing interest at a rate of 15% per annum.	-	3,474

Senior secured promissory notes dated July 26, 2013, issued to accredited investors, maturing April 26, 2013, bearing interest at a rate of 6% per annum. Principal and interest was converted into Common Stock based on the average trading price of the ten days prior to maturity at the holders’ option during the quarter ended March 31, 2014.	-	250,000

Senior secured promissory notes dated October 10, 2013, issued to accredited investors, maturing April 5, 2014, bearing interest at a rate of 6% per annum. Principal and interest was converted into Common Stock based on the average trading price of the ten days prior to maturity at the holders’ option during the quarter ended March 31, 2014.	-	54,900

Senior secured promissory note dated October 10, 2013, issued to an accredited investor, maturing May 22, 2014, bearing interest at a rate of 6% per annum. Principal and interest may be converted into Common Stock based on the average trading price of the ten days prior to maturity at the holders’ option. $50,000 was converted during the six months ended June 30, 2014.	50,000	-

Senior secured promissory notes dated November 22, 2013, issued to accredited investors, maturing May 15, 2014, bearing interest at a rate of 6% per annum. Principal and interest may be converted into Common Stock based on the average trading price of the ten days prior to maturity at the holders’ option. $175,000 was converted during the quarter ended March 31, 2014. $100,000 principal plus accrued interest was paid during the quarter ended March 31, 2014.	275,000	-

Senior secured promissory notes dated December 5, 2013, issued to accredited investors, maturing July 1, 2014, bearing interest at a rate of 12% per annum. Principal and interest was converted into equity during the year ended December 31, 2014.	300,000	-

5% Original issue discount senior secured convertible promissory note dated March 5, 2014, issued to accredited investors, bearing interest at a rate of 12% per annum. The fixed conversion price in effect shall be 90% of the 20 day VWAP of Company Common Stock prior to February 5, 2014.	248,902	-

5% Original issue discount senior secured convertible promissory note dated May 5, 2014, issued to accredited investors, bearing interest at a rate of 12% per annum. The fixed conversion price in effect shall be 90% of the 20 day VWAP of Company Common Stock prior to February 5, 2014.	482,456	-

5% Original issue discount senior secured convertible promissory dated June 5, 2014, issued to accredited investors, bearing interest at a rate of 12% per annum. The fixed conversion price in effect shall be 90% of the 20 day VWAP of Company Common Stock prior to February 5, 2014.	146,197	-

5% Original issue discount senior secured convertible promissory note dated July 1, 2014, issued to accredited investors, bearing interest at a rate of 12% per annum. The fixed conversion price in effect shall be 90% of the 20 day VWAP of Company Common Stock prior to February 5, 2014.	547,948	-

5% Original issue discount senior secured convertible promissory note dated July 31, 2014, issued to accredited investors, bearing interest at a rate of 12% per annum. The fixed conversion price in effect shall be 90% of the 20 day VWAP of Company Common Stock prior to February 5, 2014.	2,894,739	-

	$4,615,547	$1,197,680